Income tax and tax loss carryforwards, Tax loss carryforwards (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 MXN ($)
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 2,615,672
2015 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 42,875
Year of expiration	2025
2016 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 224,356
Year of expiration	2026
2017 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 146,903
Year of expiration	2027
2018 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 299,368
Year of expiration	2028
2019 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 573,207
Year of expiration	2029
2020 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 446,810
Year of expiration	2030
2021 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 140,373
Year of expiration	2031
2022 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 126,435
Year of expiration	2032
2023 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 165,269
Year of expiration	2033
2024 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 450,076
Year of expiration	2034